Note 19 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Forward contracts-liability position		$ (85)
Forward contracts-asset position	$ 416
Interest rate swaps-liability position	(7,741)	(15,314)
Total	(7,325)	(15,399)
Fair Value, Inputs, Level 1 [Member]
Forward contracts-liability position		0
Forward contracts-asset position	0
Interest rate swaps-liability position	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Forward contracts-liability position		(85)
Forward contracts-asset position	416
Interest rate swaps-liability position	(7,741)	(15,314)
Total	(7,325)	(15,399)
Fair Value, Inputs, Level 3 [Member]
Forward contracts-liability position		0
Forward contracts-asset position	0
Interest rate swaps-liability position	0	0
Total	$ 0	$ 0